Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
Short Term Borrowings

Short term borrowings as of December 31, 2016, 2015 and 2014 and the related maximum amounts outstanding at the end of any month in each of the three years then ended are presented below (dollars in thousands).

	December 31,			Maximum Outstanding at Any Month End
	2016	2015	2014	2016	2015	2014
Securities sold under agreements to repurchase	$4,496	$4,996	$4,594	$6,018	$5,106	$5,197
Short-term borrowings with Federal Home Loan Bank
Overnight advances	27,700	30,061	9,700	32,300	35,234	9,700
Mid-term repo	-	-	6,250	-	6,250	6,250
	$32,196	$35,057	$20,544

The following table presents supplemental information related to short-term borrowings (dollars in thousands).

	Securities sold under agreements to repurchase			Short-term borrowings with Federal Home Loan Bank
	2016	2015	2014	2016	2015	2014
Amount outstanding as of December 31	$4,496	$4,996	$4,594	$27,700	$30,061	$15,950
Weighted average interest rate as of December 31	0.18%	0.10%	0.10%	0.74%	0.44%	0.32%
Average amount outstanding during the year	4,712	4,716	4,265	15,696	16,309	4,998
Weighted average interest rate during the year	0.11%	0.10%	0.10%	0.60%	0.38%	0.31%

Summary of the Scheduled Maturities of Long-Term Debt

The following table summarizes the scheduled maturities of long-term debt as of December 31, 2016 (in thousands).

Year		Weighted Average Interest Rate
2017	$6,250	1.10%
2018	10,000	1.33%
2019	8,750	1.57%
2020	-
2021	-
Thereafter	-
	$25,000	1.36%